Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Debt Expense [Abstract]
Interest expense	$ 49,880	$ 45,070	$ 46,345
Interest capitalized	0	0	(1,795)
Swap effect	20,237	31,800	36,847
Amortization and write off of financing costs	2,613	1,896	4,107
Commitment fees	75	600	506
Bank charges and other financing costs	3	265	296
Total	$ 72,808	$ 79,631	$ 86,306